UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact name of Registrant as specified in Charter)

One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania	19428-2881
(Address of principal executive offices)	(Zip code)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Arthur J. Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

COPY TO:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

[LOGO] Morgan Stanley

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

Financial Statements (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Financial Statements (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Assets, Liabilities and Partners’ Capital (Unaudited)

June 30, 2007

Assets
Investments in investment funds, at fair value (cost $2,376,540,656)	$2,990,306,348
Short-term investments (cost $223,075)	223,075
Prepaid investments in investment funds	175,000,000
Receivable for investments sold	127,219,980
Due from Morgan Stanley Institutional Cayman Fund LP	82,012
Other assets	1,468,138

Total assets	3,294,299,553

Liabilities
Capital contributions received in advance	104,000,000
Line of credit payable	65,000,000
Payable for capital withdrawals	6,637,037
Management fee payable	2,844,691
Directors’ fee payable	345
Accrued expenses and other liabilities	747,856

Total liabilities	179,229,929

Net assets	$3,115,069,624

Partners’ capital
Represented by:
Net capital	$2,447,083,485
Accumulated net investment loss	(10,132,128)
Accumulated net realized gain from investments	64,352,575
Accumulated net unrealized appreciation on investments	613,765,692

Total partners’ capital	$3,115,069,624

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Operations (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Investment income
Interest	$166,810

Expenses
Management fees	8,208,635
Accounting, administration and tax fees	630,931
Interest expense	549,366
Custody fees	300,513
Insurance expense	208,364
Professional fees	179,250
Directors’ fees	23,678
Other	198,201

Total expenses	10,298,938

Net investment loss	(10,132,128)

Realized and unrealized gain from investments
Net realized gain from investments in investment funds	64,352,575

Net realized gain from investments	64,352,575

Net change in unrealized appreciation depreciation on investments in investment funds	196,190,149

Net change in unrealized appreciation depreciation on investments	196,190,149

Net realized and unrealized gain from investments	260,542,724

Net increase in partners’ capital resulting from operations	$250,410,596

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statements of Changes in Partners’ Capital (Unaudited)

	General Partner	Limited Partners	Total
Partners’ capital at December 31, 2005	$25,832,508	$1,975,237,484	$2,001,069,992

For the year ended December 31, 2006
Increase (decrease) in partners’ capital:
From operations
Net investment loss	(124,952)	(14,904,360)	(15,029,312)
Net realized gain from investments	547,913	43,132,790	43,680,703
Net change in unrealized appreciation/depreciation on investments	869,426	192,118,187	192,987,613

Net increase in partners’ capital resulting from operations	1,292,387	220,346,617	221,639,004

From partners’ capital transactions
Capital contributions		612,965,753	612,965,753
Capital withdrawals	(27,132,075)	(43,702,571)	(70,834,646)
Re-allocation of performance incentive	532,571	(532,571)

Net increase (decrease) in partners’ capital from capital transactions	(26,599,504)	568,730,611	542,131,107

Total increase (decrease) in partners’ capital	(25,307,117)	789,077,228	763,770,111

Partners’ capital at December 31, 2006	$525,391	$2,764,314,712	$2,764,840,103

For the period from January 1, 2007 to June 30, 2007 (Unaudited)
Increase (decrease) in partners’ capital:
From operations
Net investment loss	$(1,917)	$(10,130,211)	$(10,132,128)
Net realized gain from investments	12,313	64,340,262	64,352,575
Net change in unrealized appreciation/depreciation on investments	37,058	196,153,091	196,190,149

Net increase in partners’ capital resulting from operations	47,454	250,363,142	250,410,596

From partners’ capital transactions
Capital contributions		281,791,556	281,791,556
Capital withdrawals		(181,972,631)	(181,972,631)
Re-allocation of performance incentive	83,122	(83,122)	—

Net increase in partners’ capital from capital transactions	83,122	99,735,803	99,818,925

Total increase in partners’ capital	130,576	350,098,945	350,229,521

Partners’ capital at June 30, 2007	$655,967	$3,114,413,657	$3,115,069,624

The accompanying notes are an integral port of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Cash flows from operating activities
Net increase in partners’ capital resulting from operations	$250,410,596
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation/depreciation on investments in investment funds	(196,190,149)
Net realized gain from investments in investment funds	(64,352,575)
Purchase of investments in investment funds	(816,500,000)
Proceeds from sales of investments in investment funds	746,110,139
Decrease in short-term investments	113,053
Increase in prepaid investments in investment funds	(62,000,000)
Increase in receivable for investments sold	(26,426,357)
Increase in other assets	(1,308,686)
Increase in management fee payable	309,964
Decrease in directors’ fee payable	(4,322)
Increase in accrued expenses and other liabilities	110,546

Net cash used in operating activities	(169,727,791)

Cash flows from financing activities
Proceeds from advances on line of credit	227,500,000
Repayments of line of credit	(221,500,000)
Capital contributions (including capital contributions received in advance)	365,791,556
Capital withdrawals	(202,063,765)

Net cash provided by financing activities	169,727,791

Net change in cash
Cash at beginning of period

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$576,319

Conversion to partners’ capital in 2007 of capital contributions received in advance during 2006	$20,000,000

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

June 30, 2007

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital	First Available Redemption DateL	Liquidity**
Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund LP	7/1/2002	$304,213	$307,490		0.01%	(a)	(a)
Lydian Partners II LP	7/1/2002	53,750,000	68,547,848		2.20	9/30/2007	Quarterly

Total Convertible Arbitrage		54,054,213	68,855,338		2.21

Distressed
Avenue Asia Investments, LP	7/1/2002	18,100,000	27,765,861		0.89	10/31/2007	Annually
Avenue Europe Investments, LP	8/1/2004	38,000,000	48,094,711		1.55	9/30/2007	Quarterly

Total Distressed		56,100,000	75,860,572		2.44

Equity Long/Short - High Hedge
Highbridge LongiShort Equity Fund, LP	l/l/2005	59,000,000	72,796,318		2.34	9/30/2007	Quarterly

Total Equity LongiShort - High Hedge		59,000,000	72,796,318		2.34

Equity LongiShort - Opportunistic
Atlas Advantage Fund, LP	7/1/2006	27,000,000	34,290,305		1.10	9/30/2007	Semi-annual
Blackstone Kailix Fund LP	10/1/2006	68,000,000	80,566,151		2.59	12/31/2007	Semi-annual
Delta Institutional, LP	3/1/2004	47,400,000	73,791,466		2.37	9/30/2007	Quarterly
Karsch Capital II, LP	5/1/2004	64,000,000	83,842,653		2.69	9/30/2007	Quarterly
Lancer Partners, LP	7/1/2002	15,625,000	—	(b)	0.00	(c)	(c)
Lansdowne Global Financials Fund, LP	10/1/2004	52,000,000	88,273,332		2.83	9/30/2007	Monthly
Value Partners China Hedge Fund LLC	2/1/2005	25,965,961	39,580,328		1.27	7/31/2007	Monthly
Visium Balanced Fund, LP	12/1/2005	60,000,000	75,058,215		2.41	9/30/2007	Quarterly

Total Equity LongiShort - Opportunistic		359,990,961	475,402,450		15.26

Event Driven Credit
Fir Tree Recovery Fund, LP	7/1/2002	721,281	721,281		0.02	(d)	(d)
Plainfield Special Situations Onshore Feeder Fund LP	8/1/2005	75,000,000	88,031,751		2.83	9/30/2007	Quarterly
Q Funding III, LP	7/1/2002	7,052,089	16,311,108		0.52	6/30/2009 (e)	3 Years
Silver Point Capital Fund, LP	6/1/2007	21,000,000	21,201,600		0.68	12/31/2009	Annually

Total Event Driven Credit		103,773,370	126,265,740		4.05

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2007

Description	First Acquisition Date	Cost	Pair Value		Percent of Partners’ Capital	First Available Redemption Date*	Liquidity**
Investment Funds (continued)

Fixed Income Arbitrage
Endeavour Fund I LLC	3/1/2004	$34,149,882	$33,732,537		1.08%	9/30/2007	Quarterly
Platinum Grove Contingent Capital Partners, LP	2/l/2005	80,000,000	89,868,013		2.89	8/3 1/2007	Monthly

Total Fixed Income Arbitrage		114,149,882	123,600,550		3.97

Macro
Brevan Howard LP	8/1/2004	79,500,000	92,669,996		2.97	9/30/2007	Monthly
D E Shaw Oculus Fund, L L C	11/1/2004	61,000,000	89,615,646		2.88	9/30/2007	Quarterly

Total Macro		140,500,000	182,285,642		5.85

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	65,750,000	89,022,198		2.86	9/30/2007	Annually
Highland Spectrum Fund, LP	4/1/2006	70,427,065	61,180,130		1.96	9/30/2007	Quarterly

New Ellington Credit Partners, LP	2/1/2006	90,000,000	97,418,301		3.13	9/30/2007	Annually

Safe Harbor Fund, LP (f)	7/1/2002	18,750,000	9,291,852	(b)	0.30	(c)	Monthly (c)
Sorin Fund. LP	10/1/2006	34,500,000	40,577,613		1.30	9/30/2007	Quarterly
Structured Servicing Holdings, LP	7/1/2002	40,825,940	56,772,345		1.82	8/31/2007	Monthly

Total Mortgage Arbitrage		320,253,005	354,262,439		11.37

Multi-Strategy
Amaranth Partners L L C	11/1/2004	16,351,260	6,403,548		0.21	(a)	(a)
Citadel Wellington LLC	7/1/2002	101,250,000	187,511,911		6.02	9/30/2007	2 Years & Quarterly
D.E Shaw Composite Fund, L LC.	9/1/2005	115,171,336	146,783,290		4.71	9/30/2007	Quarterly (d)
HBK Fund LP	7/1/2002	104,161,678	140,569,000		4.51	9/30/2007	Quarterly
OZ Domeshc Partners, LP	7/1/2002	115,500,000	154,675,893		4.97	12/31/2007	Annually (d)
Perry Partners, LP.	12/1/2006	37,500,000	40,916,526		1.31	12/31/2008	Annually (d)
Polygon Global Opportunities Fund LP	7/1/2005	140,000,000	196,325,835		6.30	10/31/2007	Semi-annual & Quarterly
QVT Associates LP	9/1/2006	119,000,000	154,546,969		4.96	9/30/2008	Quarterly
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	41,000,000	41,730,675		1.34	12/31/2008	Quarterly

Total Multi-Strategy		789,934,274	1,069,463,647		34.33

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	First Available Redemption Date*	Liquidity**
Investment Funds (continued)

Relative Value Credit
Artesian GMSCAF (Onshore) Series LP - OP2	2/1/2006	$28,126,034	$32,367,942	1.04%	9/30/2007	Quarterly
Par IV Fund, LP	11/1/2004	12,000,000	15,530,538	0.50	9/30/2007	Quarterly
Trilogy Financial Partners, LP	1/1/2003	25,000,000	34,348,755	1.10	9/30/2007	Quarterly

Total Relative Value Credit		65,126,034	82,247,235	2.64

Restructurings and Value
Amber Fund LP	4/1/2007	81,000,000	87,870,152	2.82	9/30/2007	Quarterly
Castlerigg Partners LP	5/1/2007	74,000,000	75,966,127	2.44	6/30/2008	Quarterly
Empyrean Capital Fund, LP	7/1/2004	407,519	407,519	0.01	(d)	(d)
Laxey Investors LP	9/1/2004	48,127,267	63,480,030	2.04	7/31/2007	Monthly
One East Partners, LP	8/1/2006	58,000,000	67,297,428	2.16	9/30/2007	Quarterly(d)
Western Investment Activism Partners LLC	1/1/2006	52,124,131	64,245,161	2.06	9/30/2007	Monthly

Total Restructurings and Value		313,658,917	359,266,417	11.53

Total Investments in Investment Funds		$2,376,540,656	$2,990,306,348	95.99%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds

Schedule of Investments (Unaudited) (continued)

June 30, 2007

Description	Cost	Fair Value	Percent of Partners’ Capital
Short-Term Investments
State Street Eurodollar Time Deposit 4 25% due 7/2/07	223,075	223,075	0.01

Total Short-Term Investments	223,075	223,075	0.01

Total Investments in Investment Funds and Short-Term Investments	$2,376,763,731	2,990,529,423	96.00

Other Assets, less Liabilities		124,540,201	4.00

Total Partners’ Capital		$3,115,069,624	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available

Investments in Investment Funds may be composed of multiple tranches The First Available Redemption Date relates to the earliest date after June 30, 2007 that redemption from a tranche is available Other tranches may have an available redemption date that is after the First Available Redemption Date

Available frequency of redemptions after initial lock-up period, if any Different tranches may have different liquidity terms.

A withdrawal notice has been provided for full redemption from this Investment Fund Proceeds in addition to those already received will be received periodically as the Investment Fund continues its liquidation process

Fair valued by the Adviser. See discussion in Note 2 to the financial statements

Liquidity restricted See discussion in Note 2 to the financial statements

A portion of the assets of this Investment Fund are held in side pockets, which have restricted liquidity See discussion in Note 2 to the financial statements

Based on agreement with the underlying Investment Fund’s investment manager, if the Investment Fund becomes greater than 8% of the Partnership’s net assets, the Partnership may elect to redeem as of the next available month end date in an amount sufficient to bring the Investment Fund’s value to below 8% of the Partnership’s net assets.

In liquidation

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2007

Strategy Allocation	Percent of Partners’ Capital
Multi-Strategy	34.33%
Equity Long/Short - Opportunistic	15.26
Restructurings and Value	11.53
Mortgage Arbitrage	11.37
Macro	5.85
Event Driven Credit	4.05
Fixed Income Arbitrage	3.97
Relative Value Credit	2.64
Distressed	2.44
Equity Long/Short - High Hedge	2.34
Convertible Arbitrage	2.21
Short-Term Investments	0.01

Total Investments in Investment Funds and Short-Term Investments	96.00%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited)

June 30, 2007

1.	Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 and commenced operations on July 1, 2002 pursuant to an Amended and Restated Agreement of Limited Partnership (as it may be amended, modified or otherwise supplemented from time to time, the “Agreement”). The Partnership is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Partnership’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising third party investment managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Partnership’s general partner (the “General Partner”) subject to the ultimate supervision of, and subject to any policies established by, the Partnership’s Board of Directors (the “Board”). Morgan Stanley AIP GP LP, the general partner of the General Partner, serves as the Partnership’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Partnership, subject to the supervision of the Board. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended. The General Partner and the Adviser are affiliates of Morgan Stanley. The Partnership has no fixed termination date and will continue unless the Partnership is otherwise terminated under the terms of the Agreement or unless and until required by law.

The Partnership is a “Master” fund in a “Master-Feeder” structure whereby each feeder fund invests substantially all of its assets in the Partnership. At June 30, 2007, Morgan Stanley Institutional Cayman Fund LP, Morgan Stanley Institutional Cayman Fund SPC – Euro Segregated Portfolio, Morgan Stanley Institutional Cayman Fund SPC – Morgan Stanley Alpha Advantage U.S. Large Cap Core Equity Segregated Portfolio, Morgan Stanley Alpha Advantage U.S. Core Bond Fund LP and Morgan Stanley Institutional Cayman Fund SPC – Alpha Advantage U.S. Core Bond Segregated Portfolio, each a feeder fund to the Partnership, represented 24.01%, 1.00%, 4.41%, 3.80% and 2.98%, respectively, of the Partnership’s net assets. At June 30, 2007, Morgan Stanley Institutional Unit Trust (For Qualified Institutional Investors) and Morgan Stanley Institutional Unit Trust II (For Qualified Institutional Investors), each an indirect feeder fund to the Partnership, represented 2.54% and 0.54%, respectively, of the Partnership’s net assets.

The Board has overall responsibility for monitoring and overseeing the Partnership’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Partnership or the Adviser.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

Limited partnership interests of the Partnership (the “Interests”) are generally issued at the beginning of each calendar quarter, unless otherwise determined at the discretion of the General Partner. Additional contributions for Interests by eligible investors are accepted into the Partnership at net asset value. Effective July 3, 2006, the Board authorized the closing of the Partnership to new investors. The Partnership will remain open to investments made by current Limited Partners, including any feeder funds of the Partnership.

The Partnership may from time to time offer to repurchase Interests (or portions of them) at net asset value pursuant to written tenders made by a limited partner of the Partnership (a “Limited Partner”), and each such repurchase offer will generally apply to 5-25% of the net assets of the Partnership. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion. In determining whether the Partnership should offer to repurchase Interests (or portions of them) from Limited Partners, the Board will consider the recommendations of the Adviser and the General Partner as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser and the General Partner expect that they will recommend to the Board that the Partnership offer to repurchase Interests (or portions of them) from Limited Partners quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests to Limited Partners as of the later of: (1) a period of within 30 days after the value of the Interests to be repurchased is determined, or (2) if the Partnership has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Interests, within ten business days after the Partnership has received at least 90% of the aggregate amount withdrawn by the Partnership from such Investment Funds. The remaining amount will be paid promptly after completion of the annual audit of the Partnership and preparation of the Partnership’s audited financial statements.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the General Partner and Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation

The net asset value of the Partnership is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At June 30, 2007, 99.99% of the Partnership’s portfolio was comprised of investments in Investment Funds. The remainder of the portfolio was invested in a Eurodollar time deposit. The Board has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available. Other than Lancer Partners, L.P. and Safe Harbor Fund, L.P., as discussed below, each Investment Fund held by the Partnership as of June 30, 2007 has been valued using the valuation supplied by, or on behalf of, such Investment Fund.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

The Partnership’s investment in Lancer Partners, L.P. (“Lancer”), an Investment Fund, was fair valued in good faith by the Adviser as of June 30, 2007 at a value of $0. In February 2003, the General Partner initiated a legal action against Lancer and its manager in the Superior Court of the State of Connecticut for access to the full books and records of Lancer. Subsequently, Lancer filed a petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The General Partner is a member of the creditors committee formed as part of that proceeding. On July 8,2003, the United States Securities and Exchange Commission (“SEC”) instituted a civil action against Lancer, Lancer Management Group, LLC, Lancer Management Group II, LLC (Lancer’s general partner and fund manager, referred to with Lancer Management Group, LLC as “Lancer Management”), Michael Lauer (the principal of Lancer Management), as well as against other entities affiliated with Mr. Lauer. The SEC alleges that Mr. Lauer and Lancer Management made fraudulent misrepresentations to investors by, among other things, overstating the value of the funds and manipulating the price of shares of some of the companies in which Lancer invested. The SEC obtained a temporary restraining order which appointed a receiver for Lancer Management and granted other relief against Lancer Management and Mr. Lauer, while deferring to the bankruptcy court with respect to Lancer. Subsequently, the receiver advised the bankruptcy court that it was now in control of Lancer, that Mr. Lauer would not be contesting the preliminary injunction sought by the SEC, and that Mr. Lauer had agreed not to take any further action with respect to Lancer. It is anticipated that the receiver will evaluate the financial status of Lancer and, in consultation with the creditor and equity committees in the bankruptcy proceeding, propose a plan for winding up Lancer. The Partnership will continue to pursue its rights with regard to the bankruptcy action.

The Partnership’s investment in Safe Harbor Fund, L.P. (“Safe Harbor”), an Investment Fund, was fair valued in good faith by the Adviser as of June 30, 2007 at a value of $9,291,852, representing 0.30% of partners’ capital. Safe Harbor, formerly managed by Beacon Hill Asset Management LLC, was placed into receivership by order of the U.S. Federal District Court, Southern District of New York (the “District Court”), on September 16, 2003. Safe Harbor, along with two other funds, is a feeder fund of Beacon Hill Master, Ltd. (In Official Liquidation) (“Beacon Hill Master”). On January 30, 2004, the Grand Court of the Cayman Islands (the “Grand Court”) entered an order appointing two Joint Official Liquidators (the “JOLs”) of Beacon Hill Master. One of the JOLs also serves as receiver for Safe Harbor. On November 10, 2005, the Grand Court issued directions that Beacon Hill Master should distribute its assets to its feeder funds according to the “Averaging Methodology,” which is based on an average of historical and restated NAVs. The receiver for Safe Harbor, the JOLs and the SEC are collectively working to draft a motion for a plan of distribution, to be approved by the District Court, that adopts the Averaging Methodology for the distribution of the assets of Beacon Hill Master and Safe Harbor. The Adviser has determined that the Averaging Methodology is the appropriate method to use as the basis for the fair value of the Partnership’s investment in Safe Harbor and has so valued such investment as of June 30, 2007. The ultimate value of the Partnership’s investment in Safe Harbor will not be determined until a final distribution methodology in respect of Safe Harbor is approved by the District Court and any

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

potential liabilities associated with Safe Harbor and Beacon Hill Master are resolved. In particular, Safe Harbor’s fair value does not reflect any potential liabilities associated with either the liquidation of Beacon Hill Master or any pending action against Safe Harbor, Beacon Hill Master, their former investment manager or any party with a potential indemnification claim that succeeds against Safe Harbor or Beacon Hill Master.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Partnership seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Partnership might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Partnership is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Fund’s investment manager. At June 30, 2007, approximately 1.0% of the Partnership’s net assets were invested in side pockets maintained by the Investment Funds.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets, Liabilities and Partners’ Capital.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Partnership is currently evaluating the impact of FAS 157.

Income Recognition and Expenses

The Partnership recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost, and realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses (continued)

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners and the General Partner (collectively, the “Partners”) as of the last day of each month in accordance with the Partners’ investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation on investments, income (net of accrued expenses) and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

Short-Term Investments

The Partnership treats all highly liquid financial instruments that have original maturities within 60 days of acquisition as short-term investments. Short-term investments are valued at cost, which approximates fair value. Short-term investments are invested overnight in a short-term time deposit with the Partnership’s custodian, State Street Bank and Trust Company (“State Street”).

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Partners is to include its respective share of the Partnership’s realized profits or losses in its individual tax returns.

The Partnership is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% effectively connected income allocable to its foreign partners and to remit those amounts to the U.S. Internal Revenue Service. The rate of withholding is generally the rate at which the particular foreign partner is subject to U.S. federal income tax. The foreign partners are obligated to indemnify the Partnership for any taxes that the Partnership is required to withhold as well as any interest or penalties.

If the Partnership incurs a withholding tax or other obligation with respect to the share of Partnership income allocable to any Partner, then the General Partner, without limitation of any other rights of the Partnership or the General Partner, will cause the amount of the obligation to be debited against the capital account of the Partner when the Partnership pays the obligation, and any amounts then or in the future distributable to the Partner will be reduced by the amount of the taxes. If the amount of the taxes is greater than any distributable amounts, then the Partner and any successor to the Partner’s Interest or portion of an Interest will pay to the Partnership as a capital contribution, upon demand by the General Partner, the amount of the excess.

For the period from January 1 to June 30, 2007, the Partnership did not withhold any taxes. The Partnership prepaid an estimated tax withholding amount of $1,425,000, which is included in other assets

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

in the Statement of Assets, Liabilities and Partners’ Capital. $82,012 is due to the Partnership from former Partners and is included in due from Morgan Stanley Institutional Cayman Fund LP in the Statement of Assets, Liabilities and Partners’ Capital.

In July 2006, the FASB issued Interpretation 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) – an interpretation of FASB Statement 109. FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Partnership believes there will be no impact to the Partnership’s financial statements as a result of the adoption of FIN 48.

Limitation of Limited Partner Liability

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

3.	Management Fee, Performance Incentive, Related Party Transactions and Other

The Partnership bears all expenses related to its investment program including, but not limited to, expenses borne indirectly through the Partnership’s investments in the underlying Investment Funds.

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), as amended, between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and paid monthly at a rate of 0.046% (0.55% on an annualized basis) of the Partnership’s net assets as of the end of business on the last business day of each month, before adjustment for any withdrawals effective on that day. For the period from January 1, 2007 to June 30, 2007, the Partnership incurred management fees of $8,208,635, of which $2,844,691 was payable to the Adviser at June 30, 2007.

Under the terms of the Agreement, as amended, the General Partner’s “Performance Incentive” for each Incentive Period, as defined below, is equal to 10% of the amount, if any, of: (1) the net profits allocated to each Limited Partner’s capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) the greater of (a) the Limited Partner’s Hurdle Rate Amount, as defined below, for the Incentive Period or (b) any loss carry forward amounts applicable to the Limited Partner’s capital account. With respect to each Limited Partner for each Incentive Period, the Performance

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

Incentive allocated to the General Partner will not exceed 1.75% of the Limited Partner’s ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

An “Incentive Period” generally corresponds to a fiscal year, but may vary with respect to Limited Partners. An Incentive Period may be composed of one or more consecutive “Sub-Periods.” The initial Sub-period began upon the commencement of investment operations of the Partnership. Each subsequent Sub-period begins immediately after the end of the previous Sub-period, which occurs at the close of business on the earliest occurrence of: (i) the last day of the fiscal year; (ii) the date immediately prior to the effective date of additional purchases of Interests; (iii) the date immediately prior to the effective date of partial transfers of Interests; or (iv) the date on which the Partnership dissolves. Both the Incentive Period and the last Sub-Period within the Incentive Period terminate at the close of business on the earliest occurrence of: (i) the last day of the fiscal year; (ii) the date immediately prior to the effective date of a full transfer of Interests; or (iii) the date on which the Partnership dissolves.

The Partnership’s “Hurdle Rate” for a given Incentive Period is equal to 5% per annum plus the rate of return achieved by the Citi Three-Month U.S. Treasury Bill Index over the same Incentive Period. A Limited Partner’s “Hurdle Rate Amount” for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner’s capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive is debited from each Limited Partner’s capital account and credited to the General Partner’s capital account at the end of each such Incentive Period. During the period from January 1, 2007 to June 30, 2007 and during the year ended December 31, 2006, the Performance Incentive earned was $83,122 and $532,571, respectively, and is included in the Statements of Changes in Partners’ Capital.

Had the most recent Incentive Period ended on June 30, 2007, the additional Performance Incentive earned by the General Partner for the period from January 1, 2007 to June 30, 2007 would have been $10,864,221. This amount has not yet been reallocated to the General Partner. This amount may be reallocated to the General Partner in the future and is based on the net profits allocated to each Limited Partner’s capital account for the period from January 1, 2007 to June 30, 2007, and does not take into account any future changes in the net profits of the Limited Partners during the remainder of the Incentive Period. The net profits for the full Incentive Period may be different from these profits reflected in the accompanying financial statements and such differences could be material.

State Street provides accounting and administrative services to the Partnership. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Partnership, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

3.	Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

State Street also serves as the Partnership’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 1.5% to 2.0%, based on i) the aggregate monthly net assets of certain Morgan Stanley products, including the Partnership, for which State Street serves as the custodian, and ii) investment purchases and sales activity related to the Partnership.

The Partnership is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Partnership.

The Partnership has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Partnership. At June 30, 2007, the Partnership’s proportionate share of assets attributable to the DC Plan was $10,884, which is included in the Statement of Assets, Liabilities and Partner’s Capital under other assets and accrued expenses and other liabilities.

At June 30, 2007, there was one Limited Partner, unaffiliated with Morgan Stanley, with a capital balance that represented approximately 49% of the Partnership’s capital and another Limited Partner, unaffiliated with Morgan Stanley, that invested in the Partnership indirectly through a feeder fund, which had a capital balance that represented approximately 14% of the Partnership’s capital.

For business purposes unrelated to the performance or operation of the Partnership or to the General Partner’s performance of its duties with respect to the Partnership in its capacity as the Partnership’s General Partner, the General Partner tendered for repurchase in 2006 a substantial portion of its interest in the Partnership, and the Partnership repurchased such portion of its interest on September 29, 2006.

4.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Partnership’s risk of loss in these Investment Funds is limited to the value of these Investment Funds as reported by the Partnership.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5.	Line of Credit

Effective April 28, 2006, the Partnership entered into a credit agreement with State Street for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $150,000,000 or 10% of the Partnership’s Net Asset Value, as defined in the credit agreement. The interest rate on the borrowings is the current Federal Funds Rate plus 1.00% per annum. Under the terms of the Facility, borrowings are repayable within 120 days of the initial date of advance. At June 30, 2007, $65,000,000 was outstanding against the Facility. For the period from January 1, 2007 to June 30, 2007, the Partnership incurred interest expense of $549,366 in connection with the Facility. Borrowings are secured by the Partnership’s investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Weighted Average Balance	Weighted Average Rate
69	$45,418,841	6.31%

6.	Receivable for Investments Sold

As of June 30, 2007, $127,219,980 was due to the Partnership from nine Investment Funds. The receivable amount represents the fair value of each investment in Investment Funds net of management fees and incentive fees/allocations that may have been charged by the Investment Funds.

7.	Contractual Obligations

The Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Investments in Investment Funds

As of June 30, 2007, the Partnership invested primarily in Investment Funds. At June 30, 2007, 8.81% of the Partnership’s capital was invested in Investment Funds with the next available redemption date extending beyond one year from June 30, 2007.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 2, 2007, pursuant to each Investment Fund’s operating agreements.

For the period from January 1 to June 30, 2007, aggregate purchases and proceeds from sales of investments in Investment Funds were $816,500,000, and $746,110,139, respectively.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

8.	Investments in Investment Funds (continued)

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Partnership from the Investment Funds. The allocated taxable income or loss is reported to the Partnership by the Investment Funds on Schedule K-1s. Such tax adjustments for the year ending December 31, 2007 will be made once the Partnership has received all 2007 Schedule K-1s from the Investment Funds.

9.	Financial Highlights

The following represents ratios to average Limited Partners’ capital and other financial highlights information for Limited Partners. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2007 to June 30, 2007		For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004 (b)	For the Year Ended December 31, 2003	For the Period from July 1, 2001 (a) to December 31, 2002
Total return - prior to Performance Incentive	8.85%		9.96%	6.11%	5.58%	10.61%	(0.67)%
Performance Incentive	(0.01)		(0.02)	0.00 (c)	0.00 (c)	(0.67)	(0.00	)(c)

Total return - net of Performance Incentive (d)	8.84	%(h)	9.94%	6.11%	5.58%	9.94%	(0.67)%

Ratio of total expenses to average Limited Partners’ capital (e)	0.35%		0.69%	0.67%	0.92%	1.04%	0.55%
Performance Incentive to average Limited Partners’ capital	0.00	(c)	0.02	0.01	0.00 (c)	0.63	0.00	(c)

Ratio of total expenses and Performance Incentive to average Limited Partners’ capital (e)	0.35%		0.71%	0.68%	0.92%	1.57%	0.55%

Ratio of net Investment loss to average Limited Partners’ capital (f) (g)	(0.34)%		(0.63)%	(0.56)%	(0.87)%	(0.99)%	(0.51)%
Portfolio turnover	26%		27%	34%	13%	3%	5%
Net assets at end of the period (000s)	$3,115,070		$2,764,840	$2,001,070	$1,717,415	$1,096,799	$719,356

(a)	Commencement of operations.
(b)	As of January 1, 2004, the Partnership adopted the method of accounting for interim payments on swap contracts in accordance with clarification provided by the SEC to registered investment companies. The Partnership has reclassified interim payments made under total return swap agreements. These interim payments are reflected within net realized loss and net change in unrealized appreciation on swap contracts in the Statement of Operations; however, prior to January 1, 2004, these interim payments were reflected within interest expense in the Statement of Operations. The effect of this change for the year ended December 31, 2004 was to decrease the ratio of net investment loss to average Limited Partners’ capital and to decrease the ratio of total expenses to average Limited Partners’ capital by 0.05% and 0.05%, respectively.
(c)	Impact of Performance Incentive represented less than 0.005%.
(d)	Total return - net of Performance Incentive is calculated as the change in Limited Partners’ capital, adjusted for contributions and withdrawals during the period, after Performance Incentive, if any, allocated to the General Partner.
(e)	Ratios do not reflect the Partnership’s proportionate share of the expenses of the Investment Fund.
(f)	Excludes impact of Performance Incentive.
(g)	Ratio does not reflect the Partnership’s proportionate share of the income and expenses of the Investment Fund.
(h)	Had the most recent Incentive Period ended on June 30, 2007, total return - net of Performance Incentive would have been 8.47%.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

9.	Financial Highlights (continued)

The above ratios and total return have been calculated for the Limited Partners taken as a whole. An individual Limited Partner’s return and ratios may vary from these returns and ratios due to the timing of capital transactions and withholding tax allocation, as applicable.

10.	Subsequent Events

From July 1, 2007 through August 17, 2007, the Partnership received $41.5 million in advances on the Facility, and made $106.5 million in repayments in connection with the Facility.

From July 1, 2007 through August 17, 2007, the Partnership accepted and received approximately $137.0 million in additional contributions. The Partnership has also received tenders to repurchase Interests of approximately $81.4 million in respect of the quarterly tender offer for September 30, 2007.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Advisory Agreement, including selection of Investment Funds for investment of the Partnership’s assets, allocation of the Partnership’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Partnership, day- to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Partnership for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Partnership office facilities, equipment and personnel.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Partnership. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Partnership. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Partnership, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Partnership’s performance for the one- and three-year periods ended November 30, 2006 and for the period July 1, 2002 to November 30, 2006, as shown in a report provided by Lipper Inc. (the “Lipper Report”), compared to the performance of a benchmark, selected by the Adviser (“benchmark”) consisting of other comparable funds of hedge funds. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Partnership. The Board concluded that the Partnership’s performance was competitive with that of its benchmark.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Partnership.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Investment Advisory Agreement Approval (Unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory fee rate and total expense ratio of the Partnership as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper Inc. (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Partnership, as shown in the Lipper Report. The Board concluded that the Partnership’s advisory fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Partnership’s management fee schedule under the Advisory Agreement and noted that it does not include any breakpoints. The Board considered that the Partnership was closed to new investors. The Board concluded that economies of scale for the Partnership were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Partnership and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Partnership.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Partnership and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Partnership Interests, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Partnership (“soft dollars”). The Board noted that the Partnership invests only in Investment Funds and fixed income securities, which do not generate soft dollars.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Investment Advisory Agreement Approval (Unaudited) (continued)

Adviser Financially Sound and Financially Capable of Meeting the Partnership’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Historical Relationship Between the Partnership and the Adviser

The Board also reviewed and considered the historical relationship between the Partnership and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Partnership’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Partnership to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Partnership’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Partnership’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Partnership and its Limited Partners to approve renewal of the Advisory Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Partnership and its Limited Partners to approve renewal of the Advisory Agreement to continue until June 30,2008.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Partnership’s policies and procedures with respect to the voting of proxies relating to the Partnership’s Investment Funds; and (2) how the Partnership voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Partnership at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Partnership also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Partnership’s first and third fiscal quarters on Form N-Q. The Partnership’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Partnership’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Partnership at 1-888-322-4675.

Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Directors

Michael Nugent, Chairperson of the Board and Director

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Ronald E. Robison, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Cory Pulfrey, Vice President

Amy R. Doberman, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Noel Langlois, Assistant Treasurer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of Americas

New York, New York 10036

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ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Change in Portfolio Manager

This information is as of September 6, 2007.

George A. Shows retired in April 2007 and is no longer a Portfolio Manager of the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics is not applicable to semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	President
Date:	September 6, 2007

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 6, 2007

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	September 6, 2007